UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02611
Van Kampen Exchange Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Exchange Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 95.7%
Aerospace & Defense 0.8%
Honeywell International, Inc.	12,528	$465,415

Coal & Consumable Fuels 0.6%
Massey Energy Corp.	12,831	357,857

Commodity Chemicals 0.0%
Tronox, Inc., Class B (a)	2,197	461

Computer Hardware 3.0%
IBM Corp.	15,016	1,796,064

Construction & Engineering 2.2%
Fluor Corp.	25,662	1,304,913

Diversified Banks 1.1%
HSBC Holdings PLC — ADR (United Kingdom)	11,434	655,740

Forest Products 0.3%
Louisiana-Pacific Corp. (a)	25,970	173,220

Health Care Distributors 0.1%
Cardinal Health, Inc.	1,867	50,036
CareFusion Corp. (a)	933	20,339

		70,375

Health Care Equipment 1.0%
Baxter International, Inc.	10,000	570,100

Health Care Services 1.1%
Medco Health Solutions, Inc. (a)	12,150	672,017

Industrial Gases 9.8%
Air Products & Chemicals, Inc.	75,539	5,860,316

Industrial Machinery 1.4%
SPX Corp.	13,648	836,213

Van Kampen Exchange Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Integrated Oil & Gas 14.5%
BP PLC — ADR (United Kingdom)	33,876	$1,803,220
Exxon Mobil Corp.	59,523	4,083,873
Hess Corp.	51,900	2,774,574

		8,661,667

Multi-Line Insurance 0.2%
American International Group, Inc. (a)	2,084	91,925

Oil & Gas Drilling 0.3%
Transocean Ltd. (Switzerland) (a)	2,177	186,199

Oil & Gas Equipment & Services 7.8%
Baker Hughes, Inc.	25,634	1,093,546
Halliburton Co.	60,640	1,644,557
Schlumberger Ltd. (Netherlands Antilles)	32,160	1,916,736

		4,654,839

Oil & Gas Exploration & Production 4.0%
Apache Corp.	26,346	2,419,353

Packaged Foods & Meats 5.5%
McCormick & Co., Inc.	96,518	3,275,821

Pharmaceuticals 26.0%
Johnson & Johnson	78,636	4,788,146
Merck & Co., Inc.	50,376	1,593,393
Pfizer, Inc.	176,611	2,922,912
Schering-Plough Corp.	125,158	3,535,713
Wyeth	56,000	2,720,480

		15,560,644

Semiconductors 7.1%
Intel Corp.	216,837	4,243,500

Specialized REIT’s 1.3%
Plum Creek Timber Co., Inc.	25,602	784,445

Van Kampen Exchange Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Specialty Chemicals 7.6%
International Flavors & Fragrances, Inc.	49,712	$1,885,576
Lubrizol Corp.	37,620	2,688,325

		4,573,901

Total Long-Term Investments 95.7%
(Cost $5,405,254)		57,214,985

Repurchase Agreements 4.2%
Banc of America Securities ($609,076 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $609,077)		609,076
JPMorgan Chase & Co. ($1,836,476 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $1,836,479)		1,836,476
State Street Bank & Trust Co. ($102,448 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $102,448)		102,448

Total Repurchase Agreements 4.2%
(Cost $2,548,000)		2,548,000

Total Investments 99.9%
(Cost $7,953,254)		59,762,985

Other Assets in Excess of Liabilities 0.1%		33,148

Net Assets 100.0%		$59,796,133

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
ADR — American Depositary Receipt

Van Kampen Exchange Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value.

Van Kampen Exchange Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment	Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Common Stocks
Aerospace & Defense	$465,415	$—	$—	$465,415
Coal & Consumable Fuels	357,857	—	—	357,857
Commodity Chemicals	461	—	—	461
Computer Hardware	1,796,064	—	—	1,796,064
Construction & Engineering	1,304,913	—	—	1,304,913
Diversified Banks	655,740	—	—	655,740
Forest Products	173,220	—	—	173,220
Health Care Distributors	70,375	—	—	70,375
Health Care Equipment	570,100	—	—	570,100
Health Care Services	672,017	—	—	672,017
Industrial Gases	5,860,316	—	—	5,860,316
Industrial Machinery	836,213	—	—	836,213
Integrated Oil & Gas	8,661,667	—	—	8,661,667
Multi-Line Insurance	91,925	—	—	91,925
Oil & Gas Drilling	186,199	—	—	186,199
Oil & Gas Equipment & Services	4,654,839	—	—	4,654,839
Oil & Gas Exploration & Production	2,419,353	—	—	2,419,353
Packaged Foods & Meats	3,275,821	—	—	3,275,821
Pharmaceuticals	15,560,644	—	—	15,560,644
Semiconductors	4,243,500	—	—	4,243,500
Specialized REIT’s	784,445	—	—	784,445

Van Kampen Exchange Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment	Prices	Inputs	Inputs	Total

Specialty Chemicals	$4,573,901	$—	$—	$4,573,901
Repurchase Agreements	—	2,548,000	—	2,548,000

Total Investments in an Asset Position	$57,214,985	$2,548,000	$—	$59,762,985

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Exchange Fund

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 19, 2009